Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	12 Months Ended
Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information
a) Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander'), is a private-law entity subject to the rules and regulations applicable to banks operating in Spain, where it was constituted and currently maintains its legal domicile, which is paseo de Pereda, numbers 9 to 12, 39004, Santander, Spain.
The principal headquarters of Banco Santander are located in Ciudad Grupo Santander, Avenida Cantabria s/n, 28660, Boadilla del Monte, Madrid, Spain.
The corporate purpose of Banco Santander, S.A., mainly entails carrying out all kinds of activities, operations and services inherent to the banking business in general and permitted by current legislation, and the acquisition, holding, enjoyment and disposal of all kinds of securities.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'the Group'). Therefore, Banco Santander is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.
At 31 December 2023, Grupo Santander consisted of 762 subsidiaries of Banco Santander, S.A. In addition, other 165 companies are associates of the Group, joint ventures or companies of which the Group holds more than 5% (excluding the Group companies of negligible interest with respect to the fair presentation that the annual accounts must express).
Grupo Santander consolidated financial statements for 2021 were approved by the shareholders at the group´s annual general meeting on 1 April 2022. Grupo Santander consolidated financial statements for 2022 were approved by the shareholders at the group´s annual general meeting on 31 March 2023. The Group's 2023 consolidated financial statements, the financial statements of the parent and of substantially all the Group companies have not been approved yet by their shareholders at the respective annual general meetings. However, Banco Santander board of directors considers that the aforementioned financial statements will be approved without any significant changes.
b) Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats and the following regulations.
Particularly, during 2023 and 2021, the Bank of Spain published Circulars 1/2023 of 24 February of 2023, and 6/2021 of 22 December of 2021, amending Circular 4/2017 of 27 November to credit institutions on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
Grupo Santander consolidated financial statements for 2023 were authorised by the Bank's directors (at the board meeting on 19 February 2024) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2023, 2022 and 2021 and the consolidated results of its operations and the consolidated cash flows in 2023, 2022 and 2021. These consolidated annual accounts have been prepared on the basis of the accounting records held by Banco Santander and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board ('IFRS – IASB' and together with IFRS adopted by the European Union, 'IFRS'.
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
The figures of the consolidated annual accounts are presented in millions of euros unless another alternative monetary unit is indicated, rounded to the nearest million unit.

Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2023:
•IFRS 17 Insurance Contracts and amendments to IFRS 17: new general accounting standard for insurance contracts, which includes the recognition, measurement, presentation and disclosure of information. Insurance contracts combine financial and service provision features that, in many cases, generate variable long-term cash flows. To properly reflect these characteristics, IFRS 17 combines the measurement of future cash flows with the recording of the result of the contract during the service provision period, presents separately the financial results from the results for the provision of the service and allows entities, through the choice of an accounting policy option, to recognize the financial results in the income statement or in other comprehensive income. Applicable retrospectively from 1 January 2023.
The Group has carried out a project to implement IFRS 17 with all affected Group entities and concluded the analysis of the effects of this new standard without having identified any material impact on its consolidated financial statements due to the effects of the first application of standard, except for a reclassification of the balance sheet to the heading 'Liabilities covered by insurance or liabilities under insurance contracts' (see note 1.d).
The most significant aspects of the insurance policy established by the Group are detailed in note 2.i.
•The amendments to IAS 1 Presentation of Financial Statements require companies to disclose material information about their accounting policies rather than their significant accounting policies. Applicable from 1 January 2023.
•The amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how to distinguish changes in accounting policies, which are generally applied retrospectively, from changes in accounting estimates, which are generally applied prospectively. Applicable from 1 January 2023.
•The amendments to IAS 12 Income Taxes require companies to:
(i) recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
–Right-of-use assets and lease liabilities.
–Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.
The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate. Applicable from 1 January 2023.
(ii) the second amendment applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development (OECD), including tax law that implements qualified domestic minimum top-up taxes described in those rules. The amendment includes the mandatory and temporary exception to the recognition and breakdown of deferred tax assets and liabilities derived from said Pillar Two model rules (applicable from the date of publication of the amendment and retrospectively) and establishes additional information requirements:
- If the tax law has entered into force, the related tax expense will be disclosed separately.
- If the tax law is enacted or substantially enacted but has not yet entered into force, reasonably estimable qualitative and quantitative information will be disclosed that helps users of financial information understand the entity's exposure to the rules of the Pillar two model.
The Group applies the exception to the recognition and disclosure of assets and liabilities for deferred taxes in relation to Pillar two taxes, in accordance with the amendments to the IAS 12. However, since Pillar two legislation is not in force at the reporting date of these consolidated annual accounts, Grupo Santander does not have the corresponding exposure to current tax. However, at the end of fiscal year 2023, there are geographies with tax laws for the implementation of substantially enacted Pillar two model rules that have not come into force, including the information required in note 27.f.
The application of the aforementioned amendments to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
Likewise, at the date of approval of these consolidated annual accounts, the following standards which effectively came into force have effective dates after 31 December 2023:
•Amendment to IFRS 16 Lease Liability in a Sale and Leaseback requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback without recognising any amount of the gain or loss that relates to the right of use retained. This new requirement does not prevent a seller-lessee from recognising in profit or loss any gain or loss relating to the partial or full termination of a lease. It will be applied retrospectively from 1 January 2024.
•Classification of Liabilities, amendments to IAS 1 Presentation of Financial Statements, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period.
Likewise, an additional amendment to IAS 1 on the classification of liabilities with covenants as current or non-current has been approved, specifying that covenants that must be complied with after the reporting date do not affect the classification of liabilities and require additionally their respective breakdowns.
It must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. It will apply from 1 January 2024.
Finally, at the date of approval of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2023 had not yet been adopted by the European Union:
•IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Additional disclosures are required for companies entering into supplier financing arrangements. The objective of the new disclosures is to provide information on Supplier Finance Arrangements (SFA) that allows investors to evaluate the effects on an entity's liabilities, cash flows and liquidity risk exposure. These modifications will be applicable from 1 January 2024.
•IAS 21 Effects of changes in foreign currency exchange rates: IAS 21 established the requirements to apply when there is a temporary lack of interchangeability between two currencies, but did not give indications when this situation was not temporary. Given this scenario, IAS 21 has been modified establishing the criteria to identify these situations, specifying how entities should estimate the spot exchange rate, the methodologies and data to be considered, as well as the associated disclosure requirements. It will be applicable from 1 January 2025.
Grupo Santander is currently analyzing the possible effects of these new standards and interpretations, and unless expressly indicated otherwise, no significant impacts are expected from their application.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2023 were applied in the preparation of these consolidated annual accounts.
c) Use of critical estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by the directors of Banco Santander in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see notes 6, 7, 10, 12, 13, 16, 17, 18 and 54).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see note 25).
•The useful life of the tangible and intangible assets (see notes 16 and 18).
•The measurement of goodwill arising on consolidation (see note 17).
•The calculation of provisions and the consideration of contingent liabilities (see note 25).
•The fair value of certain unquoted assets and liabilities (see notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets (see note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3 (see note 17).
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario resulting from the complex geopolitical situation, the levels of inflation and interest rates, as well as the resilience of the labour market being a priority monitoring focus due to the potential uncertainty generated in the Group's estimates.
For this reason, the Management of the Group has particularly evaluated the uncertainties caused by the current environment in relation to credit, liquidity and market risk, taking into account the best information available, to estimate the impact on the provisions for impairment of the credit portfolio, on the rates of interest, and in the valuation of debt instruments, developing in the notes the main estimates made during the period ended December 31, 2023 (see notes 10, 17, 50 and 54).

Although these estimates have been made on the basis of the best information available at the end of the year 2023, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
d) Information relating to 2022 and 2021
In accordance with the information contained in note 1.b regarding the first application of IFRS17, it has been restated the balance sheet information relating to "Liabilities under insurance contracts" corresponding to the years closed on 31 December 2022 and 2021, recorded at 1 January 2023, of a portfolio of products for an amount of approximately EUR 16 billion at 31 December 2022 (EUR 18 billion at 31 December 2021), derived from the different treatment that this new standard establishes for the components of an insurance contract.
Additionally, the segment information corresponding to the year ended 31 December 2021 was restated for comparative purposes. In accordance with the Group's organizational structure, as required by IFRS 8 (see note 52).
In order to interpret the changes in the balances with respect to 31 December 2023, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by Grupo Santander in view of its geographic diversity (see note 52.b) and the impact of the appreciation/depreciation of the various currencies against the euro in 2023, based on the exchange rates at the end of 2023: Mexican peso (11.31%), US dollar (-3.40%), Brazilian real (5.31%), Argentine peso (-78.84%), Sterling pound (2.19%), Chilean peso (-5.80%), and Polish zloty (7.86%); as well as the evolution of the comparable average rates: Mexican peso (10.30%), US dollar (-2.77%), Brazilian real (0.43%), Sterling pound (-1.96%), Chilean peso (1.13%) and Polish zloty (3.20%).
e) Capital management
i. Regulatory and economic capital
Credit institutions must meet a number of minimum capital and liquidity requirements. These minimum requirements are governed by the European Capital Requirements Regulation (hereinafter CRR) and the Capital Requirements Directive (hereinafter CRD).
On 27 October of 2021, the European Commission published the draft of a review of European banking legislation: CRR and CRD. At 8 November 2022, the European Council's proposal was published, and at 24 January 2023, that of the European Parliament. Throughout 2023, progress was made in the discussions on the new texts that will be approved in the first months of the year and their publication is expected to occur between the months of April and May 2024.
The update of the banking package pursues, on the one hand, the implementation of the final Basel III reforms and, on the other hand, strengthening the harmonization of banking supervision in the European Union (EU).
The Basel III final reform, which was agreed at the end of 2017, aims to introduce greater sensitivity in standardised metrics, reduce variability in risk-weighted assets at banks using internal models when calculating requirements and facilitate comparability among banks. Specifically, they propose changes concerning, among other matters, key risk factors, standardised credit risk, internal models, the output floor and operational risk.
The goal of achieving stronger supervision and protection of financial stability is expressed in a series of provisions concerning fit-and-proper requirements, extending the scope by revising certain definitions and additions on establishing third-country branches in the EU in order to achieve greater harmonisation of rules and better supervision of these type of entities.
The new CRR/CRD regulations are generally expected to apply from 1 January 2025, although there will be certain provisions for which an earlier application is foreseen, such as requirements on own funds for cryptoasset exposures.
In addition, during the month of December the EBA, in order to comply with the mandates given in the new banking package, published a consultation to amend some aspects of the Pillar III disclosure framework specifically, the changes include new disclosure requirements on output floor and credit valuation adjustment (CVA) risk and amendments to existing disclosure requirements on credit risk and market risk. Following this consultation, the final text proposal will be submitted to the European Commission in June 2024.
On the other hand, the EBA also published the consultation on the Pillar III Data Hub, which aims to respond to one of the requirements established by the new CRR, to centralise institutions’ prudential disclosures and make prudential information readily available through a single electronic access point on the EBA website. This initiative will facilitate access, usability and comparability of prudential information by all interested users, strengthening the transparency and market discipline of the EU banking sector and further contributing to the soundness of the European financial system.
With regard to the resolution framework, institutions must have an adequate funding structure to ensure that, in the event of financial distress, the institution has sufficient liabilities to absorb losses in order to recover its position or be resolved, while ensuring the protection of depositors and financial stability. For this purpose, global systemically institutions must therefore meet several minimum loss-absorbing requirements, named Total Loss-Absorbing Capacity (TLAC) and Minimum Requirement for own funds and Eligible Liabilities (MREL), which are regulated by the CRR and by the Bank Recovery and Resolution Directive (BRRD).

On 25 October 2022, the regulation on the prudential treatment for global systemically important banks was published. This modified both the CRR and the BRRD (Bank Recovery and Resolution Directive) as regards prudential treatment of global systemically important banks (G-SIBs) with a multiple point of entry (MPE) resolution strategy, as well as the methods for indirect underwriting of eligible instruments (Daisy Chains) to meet the minimum requirement for own funds and eligible liabilities. This Regulation, known as the 'Quick Fix', covers the following two objectives:
•The inclusion in BRRD and CRR of references to third countries subsidiaries to adjust the deduction for the holding of TLAC instruments issued from subsidiaries in third countries based on the excess TLAC/MREL existing in those subsidiaries, as well as the adjustment where the sum of the requirements for own funds and eligible liabilities of G-SIBs under an MPE strategy are higher than the theoretical requirements for the same group under a single point of entry (SPE) strategy. That is, the latter adjustment is based on a comparison between the two possible resolution strategies.
Additionally, for those subsidiaries in jurisdictions without a resolution regime in place, the Regulation provides for a transitional period until 31 December 2024. During this transitional period the institutions may adjust the deductions based on the excesses above the capital requirements in subsidiaries in third countries, if they meet certain requirements.
•Inclusion of a deduction scheme for MREL instrument holdings through entities of the same resolution group other than the resolution entity. This Regulation sets a deduction for the intermediate entity (Daisy Chains) that repurchases instruments, and, as there is such a deduction, the intermediate entity is obliged to issue the same amount as it is repurchasing, transferring the internal MREL needs to the resolution entity that will cover it with external MREL.
This Regulation is applicable since the 14 November 2022, except for the provisions relating to Daisy Chains, which apply since the 1 January 2024.
As regards Deposit Guarantee Schemes (DGSs), these are regulated by the Deposit Guarantee Schemes Directive (DGSD), which has not undergone any significant changes since its publication in 2014. The Directive aims to harmonise the DGSs of the Member States, thus ensuring stability and balance in the various different countries. It creates an appropriate framework for depositors to have better access to DGSs through clear scope of coverage, shorter repayment periods, better information and robust funding requirements. This Directive is transposed into Spanish law by Royal Decree 2606/1996, with additional amendments set forth in Royal Decree 1041/2021.
To ensure that eligible deposits are covered, the DGSs collect available financial means through contributions from their members which are performed at least once a year; being the target level of 0.8% of the covered deposits amount as of the 3 July 2024. Annual contributions are determined depending on the covered deposits and the risk profile faced by the institutions which are members of each DGS. The method for calculating contributions is set out in the EBA Guidelines (EBA/GL/2023/02).
In addition to the DGS, the Single Resolution Board (SRB) has built up the Single Resolution Fund (SRF) with annual contributions from banks and investment firms since 2016. The target level of this fund is 1% of covered deposits and the contributions to be made by members are calculated by the SRB based on euro area banks balance sheets and risk profiles. It has recently been officially announced that during 2024 the SRB will not issue a call for contributions to the SRF.
Lastly, on 18 April 2023, the European Commission published its proposal to review the Crisis Management and Deposit Insurance (CMDI) framework. Specifically, several proposals have been submitted:
•Early intervention measures, conditions for resolution and funding for the resolution measure;
•The scope of deposit coverage, use of funds of the deposit guarantee schemes, cross-border cooperation and transparency, and
•Certain aspects of the minimum requirement for own funds and eligible liabilities.
These proposals imply amending regulations such as:
•CRR,
•BRRD,
•Single Resolution Mechanism Regulation (SRMR), which establishes uniform rules and a uniform procedure for the resolution of credit institutions and certain investment firms in the framework of a Single Resolution Mechanism (SRM) and a Single Resolution Fund (SRF).
•Deposit Guarantee Schemes Directive (DGSD).
Additionally, Regulation 241/2014, which establishes the system applicable to prior authorisation to reduce own funds and establishes requirements on eligible liability instruments, was amended in April 2023. Firstly, this amendment extends the need to request approval to be able to reduce, buy back or redeem eligible liabilities; which until April 2023 was limited to own funds. Secondly, additional amendments were made, such as the creation of a new concept of prior general approval to buy back own funds and eligible liability instruments, as well as extending the period granted to the Supervisor and/or Resolution Authority, where appropriate, from 3 months to 4 months.
As regards prudential scope in the field of sustainability, the CRR mandated the EBA to evaluate whether specific prudential analysis of environmental and social risks was appropriate, prior to consulting the European Systemic Risk Board (ESRB). In the last quarter of 2023, both institutions published their respective reports on how existing micro and macroprudential tools can be used to manage environmental and social risks. In its own publication, the EBA made short-term recommendations to expedite integration of the environmental and social risks into the prudential framework, while recommending further work that could lead to a more comprehensive review of the framework.
At the international level, and particularly as regards reporting obligations on climate risks, it is important to note that the Basel Committee published a consultation paper at the end of 2023 proposing a series of qualitative and quantitative requirements that should be disclosed in entities' Pillar III reports. In this document, the Committee acknowledges that precise, consistent and quality climate data is still evolving, yet the Committee believes that the disclosure requirements will expedite the availability of said information and will facilitate banks' prospective risk assessments.
In parallel with the sustainable agenda, at the Digital level, the Basel Committee that sets the standards for prudential regulation of the banking sector and which published its principles on the prudential treatment of these exposures in 2022, has opened a consultation to propose specific adjustments to its standard on the prudential treatment of banks' cryptoasset exposures with the purpose of incorporating the developments that these products have undergone in the market. In addition, Basel also published a consultation on future disclosure requirements for banks' on-balance sheet exposures to cryptoassets at the end of 2023. Market discipline, also with regard to new products such as cryptoassets, will undoubtedly continue to be a focus of dialogue between regulators and the industry.
At 31 December 2023 Grupo Santander met the minimum
capital requirements established by current legislation (see note 54.d).
f) Environmental impact
In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results (see note 54.a).
g) Events after the reporting period
In accordance with the agreement reached by the March 2023 general shareholders’ meeting, on 30 January 2024 the board of directors has approved a capital reduction of EUR 179,283,743.50 through the redemption of 358,567,487 shares (representing approximately 2.22% of the share capital), acquired in the first share buyback program of 2023, with which the share capital has been set at EUR 7,912,789,286, represented by 15,825,578,572 shares.